Fair Value of Financial Instruments (Details 2) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Derivative instruments designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2010 Derivative instruments designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2009 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Purchased call options [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Purchased call options [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2009 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Total return swap [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Total return swap [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Embedded conversion derivative [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Embedded conversion derivative [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Foreign currency forward contracts [Member]
Fair value of derivative instruments gain (loss) recognized
Investment income (loss) and other, net									$ (16,400,000)	$ (48,100,000)				$ 5,500,000	$ 0	$ 16,400,000	$ 48,100,000	$ 1,200,000	$ 0
Net trading revenue	631,989,000	489,394,000	486,684,000								(2,600,000)	500,000	(8,600,000)
Derivative instruments not designated as hedging instruments, Gain (Loss)						4,100,000	500,000	(8,600,000)
Accumulated other comprehensive loss	$ (773,000)	$ (265,000)		$ (200,000)	$ (1,100,000)